SEMPER SHORT DURATION FUND
Schedule of Investments - August 31, 2021 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - AGENCY - 0.0%
Small Business Administration Participation Certificates
Series 2012-10E, Class 1, 0.980%, 9/1/22	$32	$32
Total Asset-Backed Securities - Agency (cost $31)		32

ASSET-BACKED SECURITIES - NON-AGENCY - 12.5%
American Credit Acceptance Receivables Trust
Series 2018-3, Class E, 5.170%, 10/15/24 (c)	3,000,000	3,099,191
Series 2017-4, Class E, 5.020%, 12/10/24 (c)	1,650,000	1,658,256
Series 2019-3, Class E, 3.800%, 9/12/25 (c)	2,100,000	2,183,619
DT Auto Owner Trust
Series 2019-2A, Class D, 3.480%, 2/18/25 (c)	500,000	518,566
Series 2019-4A, Class D, 2.850%, 7/15/25 (c)	3,655,000	3,790,862
Series 2020-2A, Class D, 4.730%, 3/16/26 (c)	2,715,000	2,934,788
Exeter Automobile Receivables Trust
Series 2020-2A, Class D, 4.730%, 4/15/26 (c)	3,500,000	3,734,049
Series 2021-2A, Class D, 1.400%, 4/15/27	800,000	804,190
First Investors Auto Owner Trust
Series 2017-2A, Class E, 5.480%, 10/15/24 (c)	2,440,000	2,471,249
Series 2019-1A, Class D, 3.550%, 4/15/25 (c)	3,000,000	3,079,572
Flagship Credit Auto Trust
Series 2018-3, Class D, 4.150%, 12/16/24 (c)	2,707,000	2,840,128
GLS Auto Receivables Trust
Series 2020-2A, Class C, 4.570%, 4/15/26 (c)	2,500,000	2,670,157
Series 2020-4A, Class D, 1.640%, 10/15/26 (c)	1,750,000	1,765,697
Santander Drive Auto Receivables Trust
Series 2021-2, Class D, 1.350%, 7/15/27	830,000	839,052
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930% (28 Day Auction Rate + 0.000%), 9/15/32 (f)	300,000	299,341
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 1.284% (1 Month LIBOR USD + 1.200%), 6/25/33 (c)(f)	120,304	120,991
Series 2016-C, Class A1, 1.184% (1 Month LIBOR USD + 1.100%), 10/27/36 (c)(f)	182,484	183,244
Series 2015-D, Class A1, 1.584% (1 Month LIBOR USD + 1.500%), 10/27/36 (c)(f)	110,050	110,520
South Carolina Student Loan Corp.
Series 2013-1, Class A, 0.584% (1 Month LIBOR USD + 0.500%), 1/25/41 (f)	107,787	107,862
United Auto Credit Securitization Trust
Series 2019-1, Class D, 3.470%, 8/12/24 (c)	1,277,518	1,286,877
Westlake Automobile Receivables Trust
Series 2019-1A, Class E, 4.490%, 7/15/24 (c)	2,960,000	3,098,273
Series 2019-3A, Class D, 2.720%, 11/15/24 (c)	2,500,000	2,571,406
Series 2020-2A, Class D, 2.760%, 1/15/26 (c)	3,000,000	3,120,013
Total Asset-Backed Securities - Non-Agency (cost $42,497,520)		43,287,903

COLLATERALIZED LOAN OBLIGATIONS - 14.8%
Allegro CLO III Ltd.
Series 2015-1A, Class AR, 0.965% (3 Month LIBOR USD + 0.840%), 7/25/27 (c)(f)	44,134	44,139
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 1.182% (3 Month LIBOR USD + 1.050%), 1/28/31 (c)(f)	2,500,000	2,503,822
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 1.004% (3 Month LIBOR USD + 0.870%), 4/20/28 (c)(f)	2,207,547	2,208,690
Battalion CLO VII Ltd.
Series 2014-7A, Class A1RR, 1.174% (3 Month LIBOR USD + 1.040%), 7/17/28 (c)(f)	1,110,526	1,111,255
Carlyle Global Market Strategies CLO Ltd.
Series 2015-3A, Class A1R, 1.132% (3 Month LIBOR USD + 1.000%), 7/28/28 (c)(f)	3,359,147	3,361,361
Series 2014-5A, Class A1RR, 1.266% (3 Month LIBOR USD + 1.140%), 7/15/31 (c)(f)	494,659	494,923
Catamaran CLO Ltd.
Series 2013-1A, Class AR, 0.979% (3 Month LIBOR USD + 0.850%), 1/27/28 (c)(f)	1,056,883	1,056,547
CIFC Funding Ltd.
Series 2015-2A, Class AR2, 1.136% (3 Month LIBOR USD + 1.010%), 4/15/30 (c)(f)	2,500,000	2,501,617
Series 2014-2RA, Class A1, 1.175% (3 Month LIBOR USD + 1.050%), 4/24/30 (c)(f)	1,760,000	1,761,501
Crestline Denali CLO XVII Ltd.
Series 2018-1A, Class AR, 1.186% (3 Month LIBOR USD + 1.060%), 10/15/31 (c)(f)	2,500,000	2,500,888
Cutwater Ltd.
Series 2014-1A, Class A1AR, 1.376% (3 Month LIBOR USD + 1.250%), 7/15/26 (c)(f)	73,797	73,818
Ellington CLO IV Ltd.
Series 2019-4A, Class AR, 1.706% (3 Month LIBOR USD + 1.580%), 4/15/29 (c)(f)	2,000,000	2,001,380
Gallatin CLO VIII Ltd.
Series 2017-1A, Class A, 1.426% (3 Month LIBOR USD + 1.300%), 7/15/27 (c)(f)	468,337	468,529
Golub Capital Partners CLO Ltd.
Series 2018-39A, Class A1, 1.284% (3 Month LIBOR USD + 1.150%), 10/20/28 (c)(f)	234,683	234,845
Halcyon Loan Advisors Funding Ltd.
Series 2015-1A, Class AR, 1.054% (3 Month LIBOR USD + 0.920%), 4/20/27 (c)(f)	24,760	24,760
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 1.416% (3 Month LIBOR USD + 1.290%), 4/15/29 (c)(f)	2,000,000	2,002,030
LCM XXV Ltd.
Series 2017-25A, Class A, 1.344% (3 Month LIBOR USD + 1.210%), 7/20/30 (c)(f)	791,000	791,470
Mountain View CLO X Ltd.
Series 2014-1A, Class ARR, 0.926% (3 Month LIBOR USD + 0.800%), 10/15/26 (c)(f)	61,786	61,821
Series 2015-10A, Class AR, 0.949% (3 Month LIBOR USD + 0.820%), 10/13/27 (c)(f)	1,589,483	1,590,737
Nassau II Ltd.
Series 2017-IIA, Class AL, 1.376% (3 Month LIBOR USD + 1.250%), 1/15/30 (c)(f)	800,000	799,000
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 1.084% (3 Month LIBOR USD + 0.950%), 4/20/28 (c)(f)	232,655	232,033
OCP CLO Ltd.
Series 2015-10A, Class A1R, 0.945% (3 Month LIBOR USD + 0.820%), 10/26/27 (c)(f)	872,639	871,783
OZLM XII Ltd.
Series 2015-12A, Class A1R, 1.179% (3 Month LIBOR USD + 1.050%), 4/30/27 (c)(f)	395,587	395,886
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 1.735% (3 Month LIBOR USD + 1.600%), 6/22/30 (c)(f)	1,778,265	1,779,364
Saranac CLO VII Ltd.
Series 2014-2A, Class A1AR, 1.361% (3 Month LIBOR USD + 1.230%), 11/20/29 (c)(f)	2,706,909	2,704,153
Sound Point CLO XXI Ltd.
Series 2018-3A, Class A1A, 1.305% (3 Month LIBOR USD + 1.180%), 10/26/31 (c)(f)	1,000,000	999,611
Telos CLO Ltd.
Series 2013-4A, Class AR, 1.374% (3 Month LIBOR USD + 1.240%), 1/17/30 (c)(f)	1,239,363	1,238,173
Tralee CLO V Ltd.
Series 2018-5A, Class A1, 1.244% (3 Month LIBOR USD + 1.110%), 10/20/28 (c)(f)	2,103,597	2,105,701
Venture 38 CLO Ltd.
Series 2019-38A, Class X, 1.279% (3 Month LIBOR USD + 1.150%), 7/30/32 (c)(f)	2,850,000	2,854,505
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 1.006% (3 Month LIBOR USD + 0.880%), 4/15/27 (c)(f)	1,610,556	1,609,382
Wellfleet CLO Ltd.
Series 2017-2A, Class A1R, 1.194% (3 Month LIBOR USD + 1.060%), 10/20/29 (c)(f)	4,000,000	3,999,548
Wind River CLO Ltd.
Series 2016-1A, Class AR, 1.176% (3 Month LIBOR USD + 1.050%), 7/15/28 (c)(f)	515,771	516,111
Series 2014-1A, Class ARR, 1.184% (3 Month LIBOR USD + 1.050%), 7/18/31 (c)(f)	3,366,147	3,365,552
York CLO Ltd.
Series 2016-2A, Class A1R, 1.224% (3 Month LIBOR USD + 1.090%), 4/20/32 (c)(f)	1,030,000	1,030,956
Zais CLO 8 Ltd.
Series 2018-1A, Class A, 1.076% (3 Month LIBOR USD + 0.950%), 4/15/29 (c)(f)	2,124,850	2,125,258
Total Collateralized Loan Obligations (cost $51,265,411)		51,421,149

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	323,409	2,105
Total Commercial Mortgage-Backed Securities - Agency (cost $1,691)		2,105

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 21.6%
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class C, 2.046% (1 Month LIBOR USD + 1.950%), 5/15/36 (c)(f)	3,113,000	3,124,681
Series 2021-FL2, Class D, 2.596% (1 Month LIBOR USD + 2.500%), 5/15/36 (c)(f)	3,000,000	3,012,201
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 0.354% (1 Month LIBOR USD + 0.270%), 7/25/37 (c)(f)	254,432	244,987
BDS Ltd.
Series 2021-FL7, Class D, 2.446% (1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	3,250,000	3,256,146
Series 2021-FL7, Class E, 2.896% (1 Month LIBOR USD + 2.800%), 6/16/36 (c)(f)	2,500,000	2,508,750
BRSP Ltd.
Series 2021-FL1, Class B, 1.987% (1 Month LIBOR USD + 1.900%), 8/19/38 (c)(f)(h)	750,000	752,626
BX Commercial Mortgage Trust
Series 2018-IND, Class D, 1.396% (1 Month LIBOR USD + 1.300%), 11/15/35 (c)(f)	2,100,000	2,104,465
Series 2018-IND, Class E, 1.796% (1 Month LIBOR USD + 1.700%), 11/15/35 (c)(f)	3,500,000	3,508,033
Series 2019-MMP, Class A, 1.096% (1 Month LIBOR USD + 1.000%), 8/15/36 (c)(f)	2,985,062	2,988,206
Series 2019-XL, Class F, 2.096% (1 Month LIBOR USD + 2.000%), 10/15/36 (c)(f)	893,670	897,522
Series 2019-XL, Class G, 2.396% (1 Month LIBOR USD + 2.300%), 10/15/36 (c)(f)	1,340,505	1,346,932
Series 2020-BXLP, Class E, 1.696% (1 Month LIBOR USD + 1.600%), 12/15/36 (c)(f)	1,886,393	1,889,449
Series 2021-VINO, Class D, 1.448% (1 Month LIBOR USD + 1.352%), 5/15/38 (c)(f)	1,500,000	1,501,851
Series 2021-SOAR, Class E, 1.896% (1 Month LIBOR USD + 1.800%), 6/15/38 (c)(f)	2,000,000	2,008,060
BXMT Ltd.
Series 2020-FL3, Class A, 1.564% (1 Month LIBOR USD + 1.514%), 3/15/37 (c)(f)(h)	1,250,000	1,256,670
Series 2020-FL3, Class C, 2.714% (1 Month LIBOR USD + 2.664%), 3/15/37 (c)(f)(h)	1,250,000	1,262,093
Series 2020-FL2, Class A, 1.064% (1 Month LIBOR USD + 1.014%), 2/15/38 (c)(f)(h)	3,150,000	3,148,001
Series 2020-FL2, Class C, 1.814% (1 Month LIBOR USD + 1.764%), 2/15/38 (c)(f)(h)	2,950,000	2,956,661
Series 2020-FL2, Class D, 2.114% (1 Month LIBOR USD + 2.064%), 2/15/38 (c)(f)(h)	3,500,000	3,502,338
Series 2021-FL4, Class C, 1.846% (1 Month LIBOR USD + 1.750%), 5/15/38 (c)(f)(h)	3,000,000	3,010,500
Series 2021-FL4, Class D, 2.346% (1 Month LIBOR USD + 2.250%), 5/15/38 (c)(f)(h)	3,500,000	3,512,250
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 0.596% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)(f)	61,333	57,418
DBCG Mortgage Trust
Series 2017-BBG, Class C, 1.100% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)(f)	350,000	348,521
FREMF Mortgage Trust
Series 2019-KF58, Class B, 2.241% (1 Month LIBOR USD + 2.150%), 1/25/26 (c)(f)	690,237	690,340
GPMT Ltd.
Series 2019-FL2, Class A, 1.388% (1 Month LIBOR USD + 1.300%), 2/22/36 (c)(f)	2,365,185	2,373,465
Great Wolf Trust
Series 2019-WOLF, Class A, 1.130% (1 Month LIBOR USD + 1.034%), 12/15/36 (c)(f)	3,000,000	3,007,504
HGI CRE CLO Ltd.
Series 2021-FL1, Class C, 1.796% (1 Month LIBOR USD + 1.700%), 6/16/36 (c)(f)	2,500,000	2,508,596
Series 2021-FL1, Class D, 2.446% (1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	2,468,000	2,477,250
Series 2021-FL1, Class E, 3.046% (1 Month LIBOR USD + 2.950%), 6/16/36 (c)(f)	750,000	753,045
IMT Trust
Series 2017-APTS, Class DFL, 1.646% (1 Month LIBOR USD + 1.550%), 6/15/34 (c)(f)	352,056	351,829
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2007-3A, Class AJ, 4.292%, 10/25/37 (a)(c)	420,085	422,158
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 3.334% (1 Month LIBOR USD + 3.250%), 10/15/49 (c)(f)	1,500,000	1,515,044
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 2.664% (1 Month LIBOR USD + 2.614%), 7/15/36 (c)(f)	3,000,000	3,017,796
Series 2021-FL6, Class C, 1.946% (1 Month LIBOR USD + 1.850%), 7/16/36 (c)(f)	3,300,000	3,314,428
Silver Hill Trust
Series 2019-SBC1, Class A1, 3.102%, 11/25/49 (a)(c)	1,922,051	1,961,345
STWD Ltd.
Series 2021-FL2, Class D, 2.889% (1 Month LIBOR USD + 2.800%), 4/18/38 (c)(f)	2,000,000	2,009,344
Velocity Commercial Capital Loan Trust
Series 2017-2, Class AFL, 0.984% (1 Month LIBOR USD + 0.900%), 11/25/47 (c)(f)	174,988	173,310
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	597,964	604,759
VMC Finance LLC
Series 2019-FL3, Class AS, 1.493% (1 Month LIBOR USD + 1.400%), 9/15/36 (c)(f)	1,761,922	1,760,528
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $74,467,826)		75,139,102

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 22.8%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 5.084% (1 Month LIBOR USD + 5.000%), 11/25/24 (f)	502,713	513,529
Series 2016-C03, Class 2M2, 5.984% (1 Month LIBOR USD + 5.900%), 10/25/28 (f)	1,839,495	1,932,656
Series 2017-C01, Class 1ED1, 1.334% (1 Month LIBOR USD + 1.250%), 7/25/29 (f)	519,945	520,310
Series 2017-C02, Class 2ED3, 1.434% (1 Month LIBOR USD + 1.350%), 9/25/29 (f)	2,111,704	2,121,663
Series 2017-C05, Class 1M2C, 2.284% (1 Month LIBOR USD + 2.200%), 1/25/30 (f)	3,685,000	3,735,728
Series 2017-C06, Class 1M2, 2.734% (1 Month LIBOR USD + 2.650%), 2/25/30 (f)	2,335,111	2,378,215
Series 2017-C07, Class 1M2A, 2.484% (1 Month LIBOR USD + 2.400%), 5/25/30 (f)	44,650	44,553
Series 2018-C01, Class 1M2, 2.334% (1 Month LIBOR USD + 2.250%), 7/25/30 (f)	1,744,947	1,767,876
Series 2018-C01, Class 1M2C, 2.334% (1 Month LIBOR USD + 2.250%), 7/25/30 (f)	2,669,804	2,699,874
Series 2019-R01, Class 2B1, 4.434% (1 Month LIBOR USD + 4.350%), 7/25/31 (c)(f)	1,250,000	1,288,957
Series 2019-R02, Class 1B1, 4.234% (1 Month LIBOR USD + 4.150%), 8/25/31 (c)(f)	1,530,000	1,571,506
Series 2019-R04, Class 2B1, 5.334% (1 Month LIBOR USD + 5.250%), 6/25/39 (c)(f)	1,188,000	1,232,571
Series 2019-R06, Class 2B1, 3.834% (1 Month LIBOR USD + 3.750%), 9/25/39 (c)(f)	1,000,000	1,015,561
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	1,478	1,504
Series 3834, Class GA, 3.500%, 3/15/26	2,543	2,596
Freddie Mac STACR REMIC Trust
Series 2021-HQA1, Class M2AS, 1.300% (SOFR30A + 1.250%), 8/25/33 (c)(f)	4,500,000	4,501,758
Series 2021-DNA3, Class M2, 2.150% (SOFR30A + 2.100%), 10/25/33 (c)(f)	4,912,000	5,022,399
Series 2021-DNA3, Class B1, 3.550% (SOFR30A + 3.500%), 10/25/33 (c)(f)	1,500,000	1,559,041
Series 2021-HQA2, Class M2, 2.100% (SOFR30A + 2.050%), 12/25/33 (c)(f)	3,575,000	3,595,444
Series 2021-DNA5, Class M2, 1.700% (SOFR30A + 1.650%), 1/25/34 (c)(f)	2,858,000	2,881,968
Series 2021-DNA5, Class B1, 3.100% (SOFR30A + 3.050%), 1/25/34 (c)(f)	3,269,000	3,345,718
Series 2020-HQA2, Class M2, 3.184% (1 Month LIBOR USD + 3.100%), 3/25/50 (c)(f)	3,131,135	3,176,083
Series 2020-DNA3, Class B1, 5.184% (1 Month LIBOR USD + 5.100%), 6/25/50 (c)(f)	3,363,000	3,519,831
Series 2020-HQA4, Class M2, 3.234% (1 Month LIBOR USD + 3.150%), 9/25/50 (c)(f)	2,851,802	2,871,719
Freddie Mac Structured Agency Credit Risk
Series 2014-HQ2, Class M3, 3.834% (1 Month LIBOR USD + 3.750%), 9/25/24 (f)	349,906	360,804
Series 2015-HQ2, Class M3, 3.334% (1 Month LIBOR USD + 3.250%), 5/25/25 (f)	495,612	503,283
Series 2016-HQA4, Class M3, 3.984% (1 Month LIBOR USD + 3.900%), 4/25/29 (f)	1,013,776	1,047,843
Series 2017-DNA2, Class M1, 1.284% (1 Month LIBOR USD + 1.200%), 10/25/29 (f)	149,231	149,417
Series 2017-DNA3, Class M2, 2.584% (1 Month LIBOR USD + 2.500%), 3/25/30 (f)	5,040,000	5,153,536
Series 2017-HQA3, Class M2B, 2.434% (1 Month LIBOR USD + 2.350%), 4/25/30 (f)	1,500,000	1,515,496
Series 2018-HQA1, Class M2, 2.384% (1 Month LIBOR USD + 2.300%), 9/25/30 (f)	2,315,712	2,347,988
Series 2021-DNA2, Class M2, 2.350% (SOFR30A + 2.300%), 8/25/33 (c)(f)	4,112,000	4,213,720
Series 2021-DNA2, Class B1, 3.450% (SOFR30A + 3.400%), 8/25/33 (c)(f)	1,750,000	1,810,164
Series 2018-HRP1, Class M2, 1.739% (1 Month LIBOR USD + 1.650%), 4/25/43 (c)(f)	581,330	583,205
Series 2018-HRP2, Class M3, 2.484% (1 Month LIBOR USD + 2.400%), 2/25/47 (c)(f)	3,803,000	3,874,390
Series 2018-SPI2, Class M2, 3.811%, 5/25/48 (a)(c)	279,105	279,789
Series 2019-FTR2, Class M1, 1.034% (1 Month LIBOR USD + 0.950%), 11/25/48 (c)(f)	1,527,966	1,528,975
Series 2020-HQA5, Class M2, 2.650% (SOFR30A + 2.600%), 11/25/50 (c)(f)	3,669,000	3,723,508
Freddie Mac Whole Loan Securities Trust
Series 2016-SC02, Class M1, 3.638%, 10/25/46 (a)	112,345	113,515
Series 2017-SC01, Class M1, 3.619%, 12/25/46 (a)(c)	520,047	525,493
GNMA
Series 2008-55, Class WT, 5.367%, 6/20/37 (a)	8,417	9,213
Series 2010-144, Class DK, 3.500%, 9/16/39	9,902	10,025
Total Residential Mortgage-Backed Securities - Agency (cost $78,346,959)		79,051,424

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 23.8%
American Homes 4 Rent Trust
Series 2015-SFR2, Class D, 5.036%, 10/17/52 (c)	1,250,000	1,373,781
AMSR Trust
Series 2020-SFR2, Class G, 4.000%, 7/17/37 (c)	1,700,000	1,737,335
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	262,472
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)	2,089,000	2,183,832
Angel Oak Mortgage Trust
Series 2020-4, Class M1, 3.802%, 6/25/65 (a)(c)	4,000,000	4,189,702
Series 2021-3, Class M1, 2.479%, 5/25/66 (a)(c)	620,000	631,717
Series 2021-3, Class B1, 3.285%, 5/25/66 (a)(c)	1,633,000	1,650,278
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.280%, 3/25/31 (a)	14,342	14,359
Bellemeade Re Ltd.
Series 2020-3A, Class M1C, 3.784% (1 Month LIBOR USD + 3.700%), 10/25/30 (c)(f)	3,753,000	3,969,884
Series 2020-3A, Class M2, 4.934% (1 Month LIBOR USD + 4.850%), 10/25/30 (c)(f)	1,764,000	1,894,439
Series 2021-1A, Class M1C, 3.000% (SOFR30A + 2.950%), 3/25/31 (c)(f)	2,685,000	2,798,152
Series 2021-2A, Class M1C, 1.900% (SOFR30A + 1.850%), 6/25/31 (c)(f)	3,450,000	3,486,661
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	17,393
Boston Lending Trust
Series 2021-1, Class M1, 2.000%, 7/25/61 (a)(c)(d)(h)	1,075,836	1,012,147
Series 2021-1, Class M2, 2.000%, 7/25/61 (a)(c)(d)(h)	500,389	448,415
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 0.704% (1 Month LIBOR USD + 0.620%), 3/25/34 (f)	465,452	424,613
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (g)	19,882	20,169
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	108,923	110,442
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33	5	5
Eagle RE Ltd.
Series 2021-1, Class M1B, 2.200% (SOFR30A + 2.150%), 10/25/33 (c)(f)	2,000,000	2,025,388
Series 2021-1, Class M1C, 2.750% (SOFR30A + 2.700%), 10/25/33 (c)(f)	3,865,000	3,966,465
Series 2021-1, Class M2, 4.500% (SOFR30A + 4.450%), 10/25/33 (c)(f)	628,000	669,133
GCAT LLC
Series 2019-NQM1, Class M1, 3.849%, 2/25/59 (a)(c)	1,000,000	1,006,398
GSAA Trust
Series 2004-3, Class M1, 6.720%, 4/25/34 (g)	33,824	35,471
Home RE Ltd.
Series 2021-1, Class M1C, 2.384% (1 Month LIBOR USD + 2.300%), 7/25/33 (c)(f)	1,097,000	1,091,788
IMC Home Equity Loan Trust
Series 1998-3, Class A8, 5.432%, 8/20/29 (h)	3,572	3,534
JP Morgan Alternative Loan Trust
Series 2005-A2, Class 1A1, 0.604% (1 Month LIBOR USD + 0.520%), 1/25/36 (f)	60,281	60,326
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 1.999%, 7/25/44 (a)(c)	253,121	253,478
Series 2014-IVR6, Class B2, 2.414%, 7/25/44 (a)(c)	839,904	849,238
Series 2014-IVR6, Class B3, 2.414%, 7/25/44 (a)(c)	1,638,898	1,689,851
Series 2019-HYB1, Class A5A, 3.000%, 10/25/49 (a)(c)	580,244	588,684
Series 2019-6, Class B3, 4.247%, 12/25/49 (a)(c)	4,316,549	4,438,602
JP Morgan Wealth Management
Series 2021-CL1, Class M3, 1.850% (SOFR30A + 1.800%), 3/25/51 (c)(f)	1,612,995	1,629,207
Lehman Mortgage Trust
Series 2008-4, Class A1, 0.464% (1 Month LIBOR USD + 0.380%), 1/25/37 (f)	798,489	252,773
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 3.586% (1 Month LIBOR USD + 3.500%), 4/1/24 (c)(f)(h)	1,285,713	1,298,936
Series 2019-4, Class A2, 3.586% (1 Month LIBOR USD + 3.500%), 5/1/24 (c)(f)(h)	1,585,342	1,624,366
Series 2021-1, Class A, 1.886% (1 Month LIBOR USD + 1.800%), 2/1/26 (c)(f)(h)	376,013	379,876
Series 2021-2, Class A2, 2.836% (1 Month LIBOR USD + 2.750%), 3/2/26 (c)(f)(h)	3,371,000	3,468,387
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (a)(c)	220,812	222,710
Oaktown Re VI Ltd.
Series 2021-1A, Class M1B, 2.100% (SOFR30A + 2.050%), 10/25/33 (c)(f)	3,476,000	3,538,856
Progress Residential Trust
Series 2019-SFR1, Class E, 4.466%, 8/17/35 (c)	1,000,000	1,018,203
Series 2018-SFR3, Class E, 4.873%, 10/17/35 (c)	500,000	501,402
Radnor RE Ltd.
Series 2021-1, Class M1C, 2.750% (SOFR30A + 2.700%), 12/27/33 (c)(f)	1,500,000	1,512,070
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 0.984% (1 Month LIBOR USD + 0.600%), 8/25/34 (f)	34,599	34,882
Residential Mortgage Loan Trust
Series 2020-2, Class B2, 5.400%, 5/25/60 (a)(c)	2,012,000	2,065,203
STAR Trust
Series 2021-SFR1, Class E, 1.793% (1 Month LIBOR USD + 1.700%), 4/17/38 (c)(f)	3,460,000	3,474,799
Series 2021-SFR1, Class F, 2.493% (1 Month LIBOR USD + 2.400%), 4/17/38 (c)(f)	1,500,000	1,511,049
Series 2021-SFR1, Class G, 3.293% (1 Month LIBOR USD + 3.200%), 4/17/38 (c)(f)	3,005,000	3,050,445
Structured Asset Securities Corp.
Series 2003-31A, Class 2A1, 2.372%, 10/25/33 (a)	157,422	162,182
Towd Point HE Trust
Series 2021-HE1, Class M2, 2.500%, 2/25/63 (a)(c)	1,230,000	1,274,183
Towd Point Mortgage Trust
Series 2019-HY1, Class B1, 2.234% (1 Month LIBOR USD + 2.150%), 10/25/48 (c)(f)	2,600,000	2,738,631
Series 2018-SJ1, Class B1, 5.250%, 10/25/58 (a)(c)	1,000,000	1,022,627
Series 2019-SJ2, Class XA, 5.000%, 11/25/58 (a)(c)	3,026,200	3,168,810
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.452%, 7/25/59 (a)(c)	500,000	505,703
Series 2020-INV1, Class M1, 5.500%, 3/25/60 (a)(c)	1,200,000	1,277,722
VOLT XCII LLC
Series 2021-NPL1, Class A2, 4.949%, 2/27/51 (c)(h)	1,500,000	1,527,980
VOLT XCIX LLC
Series 2021-NPL8, Class A2, 4.949%, 4/25/51 (c)(h)	1,000,000	1,016,785
VOLT XCVII LLC
Series 2021-NPL6, Class A2, 4.826%, 4/25/51 (c)(h)	1,500,000	1,503,273
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	819	818
Total Residential Mortgage-Backed Securities - Non-Agency (cost $81,845,878)		82,686,030

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.5%
BasePoint - BP SLL Trust, Series SPL-III
10.500%, 12/31/22 (d)(e)	906,703	906,703
BP Commercial Funding Trust, Series SPL-III
11.250%, 12/1/23 (d)(j)	1,000,000	1,000,000
Total Private Placement Participation Agreements (cost $1,906,703)		1,906,703

MONEY MARKET FUND - 4.1%
First American Government Obligations Fund - Class Z, 0.020% (b)	14,283,662	14,283,662
Total Money Market Fund (cost $14,283,662)		14,283,662

Total Investments (cost $344,615,681) - 100.1%		347,778,110
Liabilities less Other Assets - (0.1)%		(182,220)
TOTAL NET ASSETS - 100.0%		$347,595,890

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of August 31, 2021.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2021.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of August 31,
2021, the value of these investments was $301,468,572 or 86.7% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs.
As of August 31, 2021, the total value of fair valued securities was $3,367,265 or 1.0% of total net assets.
(e)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint – BP SLL Trust, Series SPL-III. As of August 31, 2021, the value of this investment was $906,703 or 0.2% of total net assets. The security was acquired from February 2019 to January 2021 at a cost of $906,703.
(f)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2021.
(g)	Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of
August 31, 2021.
(h)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of August 31, 2021.
(i)	Interest only security.
(j)	Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BP Commercial Funding Trust, Series SPL-III. As of August 31, 2021, the value of this investment was $1,000,000 or 0.3% of total net assets. The security was acquired from December 2020 to April 2021 at a cost of $1,000,000.
FHLMC – Federal Home Loan Mortgage Corporation
FREMF – Freddi Mac K Series
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

Semper Short Duration Fund
Summary of Fair Value Disclosure at August 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2021:

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$-	$32	$-	$32
Asset-Backed Securities - Non-Agency	-	43,287,903	-	43,287,903
Collateralized Loan Obligations	-	51,421,149	-	51,421,149
Commercial Mortgage-Backed Securities - Agency	-	2,105	-	2,105
Commercial Mortgage-Backed Securities - Non-Agency	-	75,139,102	-	75,139,102
Residential Mortgage-Backed Securities - Agency	-	79,051,424	-	79,051,424
Residential Mortgage-Backed Securities - Non-Agency	-	81,225,468	1,460,562	82,686,030
Total Fixed Income	-	330,127,183	1,460,562	331,587,745
Private Placement Participation Agreements	-	-	1,906,703	1,906,703
Money Market Fund	14,283,662	-	-	14,283,662
Total Investments	$14,283,662	$330,127,183	$3,367,265	$347,778,110

Refer to the Fund's schedule of investments for additional information.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securites, at Value
		Private
	Residential	Placement
	MBS-	Participation
	Non-Agency	Agreements
Balance as of November 30, 2020	$-	$1,594,821
Accrued discounts/premiums	284	-
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	(373)	-
Purchases	1,460,651	760,979
Sales	-	(449,097)
Transfers in and/or out of Level 3	-	-
Balance as of August 31, 2021	$1,460,562	$1,906,703

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Fund at August 31, 2021 and still classified as level 3 was $(373).

The following is a summary of quantitative information about level 3 valued instruments:

		Valuation	Unobservable
	Value at 8/31/21	Technique(s)	Input	Input/Range
Residential MBS - Non-Agency	$1,460,562	Market	Recent Transaction	$100
		Transaction
		Method

Private Placement Participation	$1,906,703	Market	Recent Transaction	$100
Agreements		Transaction
		Method

Significant changes in the market broker quotes would have resulted in direct and proportional changes in the fair value of the security.